CONSOLIDATED STATEMENT OF FINANCIAL POSITION - PEN (S/) S/ in Thousands	Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021 [1]
Cash and due from banks:
Non-interest-bearing	S/ 7,952,371		S/ 7,286,624		S/ 6,925,332
Interest-bearing	25,978,577		26,897,216		32,395,408
Total cash and due from banks	33,930,948		34,183,840		39,320,740
Cash collateral, reverse repurchase agreements and securities borrowing	1,410,647		1,101,856		1,766,948
Investments:
At fair value through profit or loss	4,982,661		4,199,334		5,928,538
At fair value through other comprehensive income	32,774,078		29,678,061		34,440,091
At fair value through other comprehensive income pledged as collateral	4,269,862		1,108,100		318,352
Total at fair value through other comprehensive income investments	37,043,940		30,786,161		34,758,443
Amortized cost	7,924,830		6,905,201		4,411,592
Amortized cost pledged as collateral	2,264,097		3,540,528		3,853,967
Total investments at amortized cost	10,188,927		10,445,729		8,265,559
Loans:
Loans	144,976,051		148,626,374		147,597,412
Allowance for loan losses	(8,277,916)	[2]	(7,872,402)	[2]	(8,477,308)
Total loans, net	136,698,135		140,753,972		139,120,104
Financial assets designated at fair value through profit or loss	810,932		768,801		987,082
Reinsurance contract assets	872,046		744,008		812,466
Property, furniture and equipment, net	1,357,525		1,281,098		1,308,779
Due from customers on banker's acceptances	412,401		699,678		532,404
Intangible assets and goodwill, net	3,225,499		2,899,429		2,710,080
Right-of-use assets, net	499,715		543,833		586,417
Deferred tax assets, net	1,182,195		1,134,747		1,146,468
Other assets	6,224,617		5,871,671		6,199,844
Total assets	238,840,188		235,414,157		243,443,872
Deposits and obligations:
Non-interest-bearing	42,234,498		43,346,151		51,851,206
Interest-bearing	105,470,496		103,674,636		97,745,339
Total deposits and obligations	147,704,994		147,020,787		149,596,545
Payables from repurchase agreements and securities lending	10,168,427		12,966,725		22,013,866
Due to banks and correspondents	12,278,681		8,937,411		7,212,946
Due from customers on banker's acceptances	412,401		699,678		532,404
Lease liabilities	512,579		578,074		655,294
Financial liabilities at fair value through profit or loss	641,915		191,010		337,909
Insurance contract liability	12,318,133		11,154,008		11,920,974
Bonds and notes issued	14,594,785		17,007,194		17,823,146
Deferred tax liabilities, net	107,517		75,005		74,167
Other liabilities	6,993,691		7,189,052		6,444,097
Total liabilities	205,733,123		205,818,944		216,611,348
Equity attributable to Credicorp's equity holders:
Capital stock	1,318,993		1,318,993		1,318,993
Treasury stock	(208,033)		(207,518)		(207,534)
Capital surplus	228,239		231,556		228,853
Reserves and others	26,548,361		23,383,454		21,768,421
Retained earnings	4,572,444		4,277,159		3,183,119
Total equity attributable to owners of parent	32,460,004		29,003,644		26,291,852
Non-controlling interest	647,061		591,569		540,672
Total equity	33,107,065		29,595,213		26,832,524
Total liabilities and equity	S/ 238,840,188		S/ 235,414,157		S/ 243,443,872

[1]	See note 3(b).
[2]	As of December 31, 2023, and 2022, the allowance for loan losses for direct loans, indirect loans and due from customers on banker’s acceptances, was determined under the expected credit loss model as established in IFRS 9. The movement in the allowance for loan losses is shown below for direct loans and indirect loans and due from customers on banker’s acceptances: